Consolidated income statement - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Profit or loss [abstract]
Net interest income	$ 14,509	$ 15,222	$ 15,240
– interest income	23,000	26,945	27,750
– interest expense	(8,491)	(11,723)	(12,510)
Net fee income	5,926	5,899	6,124
– fee income	7,480	7,635	7,804
– fee expense	(1,554)	(1,736)	(1,680)
Net income from financial instruments held for trading or managed on a fair value basis	5,768	4,900	5,331
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(1,290)	1,282	2,196
Change in fair value of designated debt and related derivatives	197	2	88
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	80	355	457
Gains less losses from financial investments	466	134	201
Net insurance premium income	5,020	4,313	6,323
Other operating income	471	885	2,072
Total operating income	31,147	32,992	38,032
Net insurance claims and benefits paid and movement in liabilities to policyholders	(4,402)	(6,266)	(8,660)
Net operating income before change in expected credit losses and other credit impairment charges	26,745	26,726	29,372
Change in expected credit losses and other credit impairment charges	(6,858)	(1,616)	(1,140)
Net operating income	19,887	25,110	28,232
Employee compensation and benefits	(8,514)	(8,747)	(9,255)
General and administrative expenses	(4,918)	(7,456)	(6,372)
Depreciation and impairment of property, plant and equipment and right-of-use assets	(1,209)	(1,090)	(1,010)
Amortisation and impairment of intangible assets	(1,845)	(558)	(512)
Goodwill impairment	(41)	(7,349)	0
Total operating expenses	(16,527)	(25,200)	(17,149)
Operating profit/(loss)	3,360	(90)	11,083
Share of profit in associates and joint ventures	958	1,030	1,324
Profit before tax	4,318	940	12,407
Tax expense	(1,193)	(2,169)	(2,470)
Profit/(loss) for the period	3,125	(1,229)	9,937
Attributable to:
– ordinary shareholders of the parent company	1,977	(2,538)	8,507
– preference shareholders of the parent company	45	45	45
– other equity holders	617	660	664
– non-controlling interests	486	604	721
Profit/(loss) for the period	$ 3,125	$ (1,229)	$ 9,937
Basic earnings per ordinary share (in dollars per share)	$ 0.10	$ (0.13)	$ 0.42
Diluted earnings per ordinary share (in dollars per share)	$ 0.10	$ (0.13)	$ 0.42